SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Of Comprehensive Income [Line Items]
Equity in income (loss) of subsidiaries	$ 2,368,995	$ 3,509,071	$ 2,519,201
General and administrative expenses	(68,817,340)	(67,683,667)	(54,519,122)
Other income (expenses)	(4,092,935)	0	0
Earnings before income tax expense	166,003,295	146,407,768	153,919,241
Income tax expense	(18,036,180)	(64,171,809)	(25,125,820)
Net Income	147,967,115	82,235,959	128,793,421
Parent [Member]
Statements Of Comprehensive Income [Line Items]
Equity in income (loss) of subsidiaries	132,337,339	137,099,797	124,187,590
General and administrative expenses	(16,575,019)	(28,879,890)	(19,408,283)
Other income (expenses)	5,271,797	13,495	0
Earnings before income tax expense	121,034,117	108,233,402	104,779,307
Income tax expense	(7,022,185)	40,290,367	0
Net Income	$ 128,056,302	$ 67,943,035	$ 104,779,307